CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 1,678,793	$ 675,602	$ 349,991
Cost of revenues	(581,585)	(441,610)	(269,887)
Gross profit	1,097,208	233,992	80,104
Operating (expenses) income:
Selling, general and administrative expenses	(39,904)	(39,472)	(32,457)
Research and development expenses	(6,495)	(6,856)	(5,708)
Other operating income, net	609	191	5,546
Total operating expenses, net	(45,790)	(46,137)	(32,619)
Income from operations	1,051,418	187,855	47,485
Interest expense, net	(20,482)	(25,725)	(9,414)
Exchange (loss) gain	0	0	(186)
Investment income	4,012
Income before income taxes	1,034,948	162,130	37,885
Income tax expense	(170,101)	(28,182)	(9,623)
Net income from continuing operations	864,847	133,948	28,262
Income (loss) from discontinued operations, net of tax		(141)	1,261
Net income	864,847	133,807	29,523
Net (loss) income attributable to non-controlling interest	115,923	4,612	(1)
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$ 748,924	$ 129,195	$ 29,524
Net earnings per ordinary share
Continuing operations	$ 2.03	$ 0.36	$ 0.08
Discontinued operations		0.00	0.01
Basic-ordinary shares	2.03	0.36	0.09
Continuing operations	1.95	0.34	0.08
Discontinued operations		0.00	0.00
Diluted-ordinary shares	$ 1.95	$ 0.34	$ 0.08
Ordinary shares used in calculating earnings per ordinary share
Basic-ordinary shares	369,341,105	355,087,013	339,571,054
Diluted-ordinary shares	383,766,406	375,017,150	349,961,558